SIGNIFICANT CUSTOMER INFORMATION AND ECONOMIC DEPENDENCY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of significant concentrations risk

The following tables show significant concentrations in our revenues and accounts receivable for the periods indicated:

Percentage of Revenue:

	Six Months Ended June 30,
	2018	2017
Customer A	27%	50%
Customer B	24%	49%
Customer C	14%	1%

Percentage of Accounts Receivable:

	As of June 30,
	2018	2017
Customer C	100%	—%
Customer D	—%	—%
Customer E	—%	—%

The following tables show significant concentrations in our expenses and accounts payable for the periods indicated:

Percentage of Expenses:

	Six Months Ended June 30,
	2018	2017
Vendor A	17%	—%
Vendor B	14%	—%
Vendor C	11%	—%

Percentage of Accounts Payable:

	As of June 30,
	2018	2017
Vendor C	26%	—%
Vendor D	17%	—%
Vendor E	8%	—%

Percentage of Revenue:

	Years Ended December 31,
	2017	2016
Customer A	98%	95%
Customer B	2%	3%
Customer C	—%	2%

Percentage of Accounts Receivable:

	Years Ended December 31,
	2017	2016
Customer D	—%	75%
Customer E	—%	25%
Customer F	100%	—%